UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

414-765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2007

Date of previous fiscal year end: June 30, 2006

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

Leader Short Term Bond Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITY 2.04%
Core Investment Grade Trust
4.642%, 11/30/2007	$ 500,000	$497,688

TOTAL ASSET BACKED SECURITY (Cost $497,886)		497,688

CORPORATE BONDS 27.99%
Bombardier, Inc. (a)
6.300%, 05/01/2014 (Acquired 11/09/2006, Cost $375,990)	400,000	382,000
Bowater Inc.
9.375%, 12/15/2021	100,000	101,000
Bowater Canada Finance
7.950%, 11/15/2011	250,000	244,375
CBS Corp.
5.625%, 05/01/2007	250,000	250,032
Cellu Tissue Holdings
9.750%, 03/15/2010	250,000	251,250
CNA Financial Corp.
6.450%, 01/15/2008	250,000	251,781
Comcast Cable Corp.
8.375%, 05/01/2007	750,000	751,708
Doral Financial Corp (b)
6.190%, 07/20/2007	400,000	378,040
Fairfax Financial Holdings Ltd.
6.875%, 04/15/2008	50,000	50,375
7.750%, 04/26/2012	300,000	300,000
JPMorgan Chase Co.
7.250%, 06/01/2007	200,000	200,450
LCI International, Inc.
7.250%, 06/15/2007	500,000	501,250
New Cingular Wireless Service
7.500%, 05/01/2007	250,000	250,381
Pepco Holdings, Inc.
5.500%, 08/15/2007	500,000	499,850
Qwest Capital Funding, Inc.
7.250%, 02/15/2011	250,000	257,188
Rite Aid Corp.
8.125%, 05/01/2010	500,000	516,250
Sears Roebuck Acceptance Corp.
7.000%, 06/15/2007	170,000	170,174
Time Warner, Inc.
6.150%, 05/01/2007	750,000	750,213
Unisys Corp.
7.875%, 04/01/2008	300,000	303,000
6.875%, 03/15/2010	200,000	201,000
U.S. West Capital, Inc.
6.375%, 07/15/2008	200,000	202,000

TOTAL CORPORATE BONDS (Cost $6,763,749)		6,812,317

FOREIGN BONDS 22.68%

Australia 1.64%
Australian Government
5.750%, 04/15/2012	500,000	398,896

Brazil 4.39%
Fed Republic of Brazil
12.500%, 01/05/2016	900,000	501,917
12.500%, 01/05/2022	1,000,000	567,636
		1,069,553

Canada 2.11%
Canadian Government
3.750%, 06/01/2012	600,000	512,975

Dominica 1.99%
Kreditanst Fur Wei
11.750%, 08/08/2008	32,200,000	484,260

Luxembourg 1.95%
European Investment Bank
12.000%, 05/05/2009	950,000	476,037

Mexico 7.99%
Mexico(utd Mex St)
9.000%, 12/24/2009	5,000,000	471,135
Mexico Fixed
9.000%, 12/22/2011	7,500,000	721,072
United Mexican States
8.000%, 12/19/2013	8,100,000	753,698
		1,945,905

New Zealand 1.62%
New Zealand Government
7.000%, 07/15/2009	550,000	393,534

Spain 0.99%
Instituto de Credito Oficial
6.000%, 10/19/2009	300,000	239,895

TOTAL FOREIGN BONDS (Cost $5,347,759)		5,521,055

	Shares
INVESTMENT COMPANY 3.07%
Profunds Rising U.S. Dollar ProFund	24,470	747,553

TOTAL INVESTMENT COMPANY (Cost $750,000)		747,553

	Principal
	Amount
U.S. Government Agencies & Obligations 13.93%
Federal Home Loan Mortgage Corp. (d)
3.540%, 06/15/2035	430,073	415,441
Federal Home Loan Mortgage Corp., Principal Only (c) (d)
0.00%, 01/15/2035	394,664	377,115
Federal Home Loan Mortgage Corp., Principal Only (c) (d)
0.00%, 02/15/2036	702,697	569,531
Federal Home Loan Mortgage Corp. (d)
5.298%, 09/15/2036	458,537	438,626
Federal Home Loan Mortgage Corp., Principal Only (c) (d)
0.00%, 09/15/2036	694,203	641,481
Federal Home Loan Mortgage Corp., Principal Only (c) (d)
0.00%, 09/15/2036	574,969	526,364
Federal National Mortgage Association, Principal Only (c) (d)
0.00%, 08/25/2036	439,983	418,314
U.S. Treasury Strip (c)
0.000%, 11/15/2015	5,000	3,350

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $3,530,019)		3,390,222

SHORT TERM INVESTMENTS 26.69%
Commercial Paper 20.52% (c)
Clorox Company Commercial Paper
0.000%, 04/16/2007	750,000	748,344
CVS Corporation Commercial Paper
0.000%, 04/09/2007	750,000	749,108
Davenport Commercial Paper
0.000%, 04/11/2007	750,000	748,894
Freedom Park Commercial Paper
0.000%, 04/10/2007	750,000	749,001
Liz Claiborne Commercial Paper
0.000%, 04/04/2007	1,000,000	999,556
New York Times Commercial Paper
0.000%, 04/12/2007	1,000,000	998,353

TOTAL COMMERCIAL PAPER (Cost $4,993,256)		4,993,256

Money Market 6.17%
Fidelity Institutional Prime Money Market (e)
5.23%	1,502,283	1,502,283

TOTAL MONEY MARKET (Cost $1,502,283)		1,502,283

TOTAL SHORT TERM INVESTMENTS (Cost $6,495,539)		6,495,539

Total Investments (Cost $23,384,952) 96.40%		23,464,374
Other Assets in Excess of Liabilities 3.60%		875,421
TOTAL NET ASSETS 100.00%		$24,339,795

Footnotes

Percentages are stated as a percent of net assets.

(a) Restricted security purchased pursuant to Rule 144 A of the Securities Act of 1933.
(b) Variable Rate security; the coupon rate shown represents the rate at March 31, 2007.
(c) Non-income producing.
(d) Collateralized mortgage obligation (CMO)
(e) Variable rate security; the money market rate shown represents the rate at March 31, 2007.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$23,384,952
Gross unrealized appreciation	273,035
Gross unrealized depreciation	(193,613)
Net unrealized appreciation	$79,422

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended March 31, 2007 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By:   /s/Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date   May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:   /s/Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date   May 30, 2007